Other Assets (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Other Assets
Cash deposit guarantee		$ 174,254	$ 178,529
Assets held for leasing		127,979	103,078
Other accounts and notes receivable		99,201	51,626
Mutual funds		78,069	25,823
Documents intermediated		32,593	32,243
Recoverable income taxes		20,437	6,278
Assets received or awarded as payment:
Assets received in lieu of payment		19,905	14,835
Provisions for assets received in lieu of payment		(1,532)	(1,468)
Prepaid expenses		12,180	10,740
Commissions receivable		6,387	6,714
Accounts receivable for sale of assets received in lieu of payment		3,353	245
Recovered leased assets for sale		3,053	589
Transactions in progress		2,151	5,070
Rental guarantees		1,849	1,815
Other		24,921	26,740
Total	$ 982,728	$ 604,800	$ 462,857